Business Acquisitions and Divestitures - Schedule of Recognized Identifies Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Goodwill | $	$ 4,507	$ 4,482			$ 4,656
iSoftBet
Business Acquisition [Line Items]
Current assets				€ 18
Intangible assets			$ 58	59
Non-current assets				3
Total identifiable assets acquired				80
Current liabilities				(10)
Non-current liabilities				(22)
Total liabilities assumed				(31)
Net identifiable assets acquired				49
Goodwill				117
Total purchase price				€ 166